Vanguard Target Retirement 2025 Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (99.0%)
U.S. Stock Fund (35.3%)
Vanguard Total Stock Market Index Fund Investor Shares	186,055,920	17,621,356

International Stock Fund (23.9%)
Vanguard Total International Stock Index Fund Investor Shares	616,774,699	11,965,429

U.S. Bond Funds (28.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	1,202,296,028	13,778,313
Vanguard Short-Term Inflation-Protected Securities Index Fund
Investor Shares	15,371,850	393,058
		14,171,371
International Bond Fund (11.5%)
Vanguard Total International Bond Index Fund Investor Shares	489,511,384	5,727,283
Total Investment Companies (Cost $32,471,607)		49,485,439
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $603,174)	6,031,959	603,196
Total Investments (100.2%) (Cost $33,074,781)		50,088,635
Other Assets and Liabilities—Net (-0.2%)		(109,682)
Net Assets (100%)		49,978,953
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2021	3,859	532,843	822
E-mini S&P 500 Index	March 2021	12	2,249	17
				839

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Target Retirement 2025 Fund

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. T he clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

	Sept. 30, 2020		Proceeds from	Realized	Change in		Capital Gain	Dec. 31, 2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity Fund
	471,242	NA1	NA1	—	—	144	—	603,196

Vanguard Short-Term Inflation-Protected Securities Index Fund

	225,991	165,057	—	—	2,010	2,221	—	393,058

Vanguard Total Bond Market II Index Fund
	12,850,937	1,043,412	22,500	—	(93,536)	63,135	119,967	13,778,313

Vanguard Total International Bond Index Fund
	5,507,353	186,348	—	—	33,582	12,607	8,742	5,727,283

Vanguard Total International Stock Index Fund
	11,004,784	115,887	846,356	66,064	1,625,050	115,887	—	11,965,429

Vanguard Total Stock Market Index Fund
	16,288,734	260,701	1,198,684	614,597	1,656,008	66,573	—	17,621,356

Total	46,349,041	1,771,405	2,067,540	680,661	3,223,114	260,567	128,709	50,088,635
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Target Retirement 2025 Fund

Total	46,349,041	1,771,405	2,067,540	680,661	3,223,114	260,567	128,709	50,088,635
1	Not applicable—purchases and sales are for temporary cash investment purposes.